Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2055 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2055 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(8.01%)
Annual Return 2019	26.89%
Annual Return 2020	17.80%
Annual Return 2021	16.22%
Annual Return 2022	(18.11%)
Annual Return 2023	19.59%